Core Deposit Intangible (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 06, 2013	Dec. 31, 2013 Core Deposits [Member]	Dec. 31, 2012 Core Deposits [Member]	Jan. 14, 2008 Colchester, Connecticut branch office [Member]	Sep. 06, 2013 NewportBancorpInc [Member]
Finite-Lived Intangible Assets [Line Items]
Assumption of Deposit Liabilities							$ 18,400	$ 288,400
Finite-Lived Core Deposits, Gross				216,200
Core deposit intangible					8,573	159	159	8,600
Accumulated amortization					(220)	(159)
Core deposit intangible, net					8,353	0
Amortization of core deposit intangible	220	11	21
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	659
Finite-Lived Intangible Assets, Amortization Expense, Year Two	659
Finite-Lived Intangible Assets, Amortization Expense, Year Three	659
Finite-Lived Intangible Assets, Amortization Expense, Year Four	659
Finite-Lived Intangible Assets, Amortization Expense, Year Five	659
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 5,100